GOODWILL AND OTHER INTANGIBLE ASSETS - Summary of Other Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 8,771	$ 8,846
Accum Amort	(4,205)	(3,836)
Net	4,566	5,010
Indefinite-lived Intangible Assets [Line Items]
Total other intangible assets with indefinite lives	804	804
Gross Carrying Amount	9,575	9,650
Net	5,370	5,814
Trademarks/tradenames
Indefinite-lived Intangible Assets [Line Items]
Total other intangible assets with indefinite lives	804	804
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,975	2,079
Accum Amort	(1,124)	(1,092)
Net	851	987
Trademarks/tradenames
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	901	924
Accum Amort	(451)	(414)
Net	450	510
Customer-related
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,868	5,815
Accum Amort	(2,623)	(2,329)
Net	3,245	3,486
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	27	28
Accum Amort	(7)	(1)
Net	$ 20	$ 27